OPERATING SEGMENT INFORMATION - Items that do not affect cash per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items that do not affect cash per segment:
Depreciation and amortization	R$ 2,081,459	R$ 1,862,869	R$ 1,807,429
Reportable Segments [Member]
Items that do not affect cash per segment:
Depreciation and amortization		1,862,869
Establishment (Reversion) of Onerous Agreement		89,053
Provision of recoverable value of assets (impairment)		(441,664)
Total		1,510,258
Administration
Items that do not affect cash per segment:
Depreciation and amortization	135,619	105,866	251,545
Provision of recoverable value of assets (impairment)		(62,498)
Total	135,619	43,368	251,545
Generation
Items that do not affect cash per segment:
Depreciation and amortization	1,945,840	1,757,003	1,555,884
Establishment (Reversion) of Onerous Agreement	(16,219)	93,112	179,003
Provision of recoverable value of assets (impairment)	475,406	(379,166)	121,581
Total	2,405,027	1,470,949	1,856,468
Transmission
Items that do not affect cash per segment:
Depreciation and amortization	2,081,459		1,807,429
Establishment (Reversion) of Onerous Agreement	(16,219)	(4,059)	179,003
Provision of recoverable value of assets (impairment)	475,406		121,581
Total	R$ 2,540,646	R$ (4,059)	R$ 2,108,013